Transactions and Balances with Related Parties (Details)	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
Monthly fee and service, description	the Company pays the chairman of the board a monthly fee for his service as the chairman of our medical and clinical committee, and a monthly fee to one of the directors who has been engaged as an advisor in a 50% capacity.